Revenue	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Revenue

Note 5 - Revenue

Prior to January 1, 2026, the Company primarily distributed its products through a single distributor customer (“Distributor”) under a Distribution and Services agreement (the “D&S Agreement”). Throughout all of 2025, the Distributor served as the Company’s sole customer for sale and distribution of its products. Effective January 1, 2026, the D&S Agreement was amended to primarily adjust the transfer price from the Company to the Distributor.

As described in Note 3, on January 21, 2026, the Company expanded its product portfolio by acquiring and licensing certain assets from BioTissue’s surgical and wound care business. The acquired assets include the Neox® and Clarix® product lines, an established national network of direct and independent sales representatives, and an existing customer base with related customer contracts. The Company sells these products to Group Purchasing Organization (“GPO”) members who transact directly with the Company at GPO-agreed pricing. GPOs are funded by administrative fees that are paid by the Company. These fees are set as a percentage of the purchase volume, which is typically about 2% of sales made to the GPO, and accounted for as a reduction from revenue.

Customer concentration

During the three months ended June 30, 2026 and June 30, 2025, the Company’s single distributor customer accounted for approximately 14% and 100% of our unaudited consolidated revenue, respectively. During the six months ended June 30, 2026 and June 30, 2025, the Company’s single distributor customer accounted for approximately 13% and 100% of our unaudited consolidated revenue, respectively.

As of June 30, 2026 and December 31, 2025 accounts receivable, net of $8,800,602 in credit losses from the Company’s single distributor customer were $2,155,225 and $9,841,476, respectively.

Disaggregation of Revenue

The following table provides information about revenue disaggregated by major sites of service:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Hospital	$6,712,240	$-	$12,076,119	$-
Physician office	1,098,449	10,963,174	1,870,100	26,930,195
Other	88,560	-	88,560	-
Revenue, net	$7,899,249	$10,963,174	$14,034,779	$26,930,195